Notes Payable to Related Party (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Notes Outstanding (Principal and Interest) Including Unamortized Discount, with MTF Related Party

As of December 31, 2015 and 2014, the Company’s notes outstanding, with MTF a related party, consisted of the following:

Note Type	Issue Date	Maturity Date	Interest Rate	December 31, 2015	December 31, 2014

New MTF Convertible Promissory Note	9/19/14	3/31/15	8.5%	-0-	3,747,102

Less: Accrued interest expense				-0-	87,774
Notes payable to related party				$-0-	$3,659,328